Long-term investments - Equity investments using the measurement alternative (Details) ¥ in Thousands	1 Months Ended			12 Months Ended
	Jul. 31, 2024 CNY (¥)	May 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥) item	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Long-term investments
Initial cost basis				¥ 30,230	¥ 31,730	¥ 49,500
Upward adjustments				17,446	17,446	18,464
Impairment loss				(44,514)	(44,514)
Total carrying value				¥ 3,162	4,662	¥ 67,964
Impairment of long-term investments					¥ 44,500
Initial cost	¥ 15,000
Cash consideration	1,500
Disposed loss of equity investment	¥ 13,500
Beijing Sharetimes Technology Co., Ltd.
Long-term investments
Upward adjustments		¥ 18,500
Number of Investors | item			3
Percentage of investment held			1.64%
Investments made			¥ 30,000